Notes Payable, net (Details) - Schedule of notes payable, net (Parentheticals)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Series A Cumulative Redeemable Preferred Stock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Preferred Stock dividend rate	7.00%	7.00%